Notes Payable (Details) - Schedule of Promissory - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payable (Details) - Schedule of Promissory [Line Items]
Promissory notes payable	$ 19,722,931	$ 19,722,931		$ 20,237,559
Less: Discount	2,100,966	65,506	$ 2,100,966	5,117,631
Less: Deferred finance costs	7,800	7,800	7,800	49,132
Promissory notes payable, net	17,613,966	$ 19,665,225	17,613,966	$ 15,070,796
Previously Reported [Member]
Notes Payable (Details) - Schedule of Promissory [Line Items]
Promissory notes payable			19,730.731
Less: Discount	2,100,966		2,100,966
Less: Deferred finance costs	15,798		15,798
Promissory notes payable, net	$ 17,613,966		$ 17,613,966